Variable Interest Entities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Variable Interest Entity [Line Items]
Income before income taxes	$ 162.7	$ 32.3	$ (595.8)
SunCoke Middletown [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Variable interest entity, ownership percentage	0.00%
Income before income taxes	$ 61.7	$ 66.0	$ 62.6
Vicksmetal Armco Associates [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Variable interest entity, ownership percentage	50.00%